Collateralized Transactions - Financial Instruments Owned and Pledged to Counterparties that Do Not Have Right to Sell or Repledge (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge	$ 4,605,155	$ 2,121,783
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge	696,495	550,926
Assets of Business Held for Sale [Member]
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge	131,600	0
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge	$ 111,500	$ 0